Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.40%
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $501.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $342.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $602.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)